Equity (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of warrants activity
	Number of shares	Weighted average life (Years)	Weighted average exercise price
Balance of warrants outstanding as of December 31, 2018	273,370	3.94 years	21.00
Grants of Warrants on April 11, 2019	1,680,000	5.00 years	2.20
Grants of Warrants on May 20 2019	1,080,000	5.50 years	1.32
Balance of warrants outstanding as of December 31, 2019	3,033,370	4.38 years	3.58
Grants of Warrants on January 22, 2020	20,000,000		1.80
Exercise of Warrants granted on April 11, 2019	(150,000)	5.00 years	2.20
Exercise of Warrants granted on May 20, 2019	(980,000)	5.50 years	1.32
Exercise of Warrants granted on January 22, 2020	(20,000,000)		1.80
Balance of warrants outstanding as of December 31, 2020	1,903,370	3.13 years	4.85

Schedule of key assumptions used in estimates
	April 11,	August 30,	May 20,
	2019	2019	2019
	(Replacement Warrants)
Terms of warrants	60 months	55.3 months	66 months
Exercise price	1.32	2.20	1.32
Risk free rate of interest	2.77%	2.77%	2.77%
Dividend yield	0.00%	0.00%	0.00%
Annualized volatility of underlying stock	55.6%	63.45%	57.04%